As filed with the Securities and Exchange Commission on September 17, 2010.
Registrations Nos.

333-100907
811-09203

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.

Post-Effective Amendment No. 18	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 144	☑

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life & Annuity Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on September 20, 2010, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on ______________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account Under Pacific Odyssey individual flexible premium deferred variable annuity contract.

Filing Fee: None

PROSPECTUS
(Included in Registrant’s Form N-4/B, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION
(Included in Registrant’s Form N-4/B, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.)

Supplement dated September 20, 2010 to the Prospectus dated May 1, 2010 for the
Pacific Value, Pacific Odyssey, Pacific Innovations Select, Pacific Portfolios, and the Pacific Portfolios for Chase variable annuity contracts issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2010, as supplemented.

Effective November 1, 2010, all references in the Prospectus to the current or annual charge percentage for the following optional living benefit riders will change to the following:

Flexible Lifetime Income (Single)	0.90%
Flexible Lifetime Income (Joint)	1.10%
Automatic Income Builder	1.05%
Lifetime Income Access Plus	0.90%
Guaranteed Protection Advantage 5 (GPA 5)	0.75%

Reorganization of the Equity and Multi-Strategy Portfolios

The reorganization will take effect on or about October 29, 2010 (the “reorganization date”). The following transactions (the “reorganization”), are scheduled to occur:

•	Equity Portfolio shares will be transferred to the Main Street® Core Portfolio, and

•	Multi-Strategy Portfolio shares will be transferred approximately 55% to the Main Street® Core Portfolio and approximately 45% to the Managed Bond Portfolio.

At the same time that the reorganization occurs, Subaccount Units of the Equity and Multi-Strategy variable accounts will automatically be transferred as outlined above. After the reorganization, the Equity and Multi-Strategy Portfolios and variable accounts will cease to exist.

On the reorganization date, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates: (1) the Equity Investment Option will be deemed an instruction for the Main Street Core Investment Option; and/or (2) the Multi-Strategy Investment Option will be deemed an instruction for the Main Street Core (55%) and Managed Bond (45%) Investment Options. This includes, but is not limited to, instructions for Purchase Payment allocations, partial withdrawals and transfer instructions (including instructions under any systematic transfer option). Work with your financial professional to determine if your existing instructions regarding the affected Investment Options should be changed before or after the reorganization date.

You will have 30 calendar days before and 30 calendar days after the reorganization date (the “free transfer period”) to transfer out of the affected portfolios. On any Business Day during the free transfer period, you may make one transfer out of the Equity and/or Multi-Strategy Investment Options before the reorganization date or, if your Subaccount Units were automatically transferred due to the reorganization, one transfer out of the Main Street Core and/or Managed Bond Investment Option(s) without the transfer counting towards the transfer limitations described in your prospectus (including any systematic transfers). However, any Investment Option into which you make your transfer will be subject to the transfer limitations described in your prospectus.

Portfolio Manager Change

On or about January 1, 2011, the portfolio manager for the Pacific Select Fund International Value portfolio will change from AllianceBernstein L.P. to J.P. Morgan Investment Management Inc.

PART II

Part C: OTHER INFORMATION

     Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1) Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2009 and for each of the periods presented which are incorporated by reference from the 2009 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm

(2) Depositor’s Financial Statements

Audited Financial Statements dated as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, included in Part B include the following for Pacific Life & Annuity Company:

Independent Auditors’ Report
Statements of Financial Condition
Statements of Operations
Statements of Stockholder’s Equity
Statements of Cash Flows
Notes to Financial Statements

(b)	Exhibits

1. (a)	Minutes of Action of Board of Directors of PM Group Life Insurance Company (PM Group) (PL&A) dated July 1, 1998.[1]

2.	Not applicable

3. (a)	Distribution Agreement between Pacific Life & Annuity Company (PL&A) and Pacific Select Distributors, Inc. (PSD)[1]

(b)	Form of Selling Agreement between Pacific Life & Annuity Company (PL&A), PSD and Various Broker-Dealers[6]

4. (a)	Pacific Odyssey— Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-232NY)[1]

(b)	Qualified Pension Plan Rider (Form No. 20-24200)[1]

(c)	(1) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-25200)[1]

(2) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-2156)[11]

(d)	Individual Retirement Annuity Rider (Form No. 20-25400)[1]

(e)	Roth Individual Retirement Annuity Rider (Form No. 20-24000)[1]

(f)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-15300)[1]

(g)	Stepped-Up Death Benefit Rider (Form No. 20-23500)[1]

(h)	Guaranteed Protection Advantage (GPA) Rider (Form No. 20-27000)[1]

(i)	Guaranteed Protection Advantage 5 (GPA 5) Rider (Form No. 20-295-1)[2]

(j)	Guaranteed Income Annuity (GIA) Rider (Form No. 20-2118)[5]

(k)	(1) Enhanced Guaranteed Withdrawal Benefit Rider (Form No. 20-2120)[5]

(2) Excess Withdrawal Endorsement (Form No. 15-2152A)[10]

(l)	(1) 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-2131)[7]

(2) Excess Withdrawal Endorsement (Form No. 15-2152)[10]

(m)	(1) Joint Life 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-2135)[8]

(2) Excess Withdrawal Endorsement (Form No. 15-2152B)[10]

(n)	Guaranteed Protection Advantage 3 Rider (Form No. 20-2144)[9]

(o)	(1) Guaranteed Withdrawal Benefit II Rider (Form No. 20-2146)[9]

(2) Excess Withdrawal Endorsement (Form No. 15-2152)[10]

(p)	Guaranteed Withdrawal Benefit III Rider (Form No. 20-2153)[10]
(q)	Guaranteed Withdrawal Benefit Rider (Form No. 20-2154)[10]

(r)	Joint Life Guaranteed Withdrawal Benefit Rider (Form No. 20-2155)[10]

(s)	Income Access Rider (Form No. 20-2104)[11]

(t)	Core Withdrawal Benefit Rider (Form No. 20-2162)[12]

(u)	Guaranteed Withdrawal Benefit IV Rider (Form No. 20-2176)[13]

(v)	Core Withdrawal Benefit II Rider (Form No. 20-2178)[14]

5. (a)	Pacific Odyssey Variable Annuity Application (Form No. 25-23200)[1]

(b)	Guaranteed Protection Advantage Rider Request (Form No. N2 (GPAR))[1]

(c)	Portfolio Optimization Enrollment/Rider Request Form (Form No. N2150-5B)[4]

(d)	Pacific Odyssey Variable Annuity Application (Form No. 25-27820)[6]

(e)	Portfolio Optimization Enrollment/Rider Request Form (Form No. N2150-6B)[6]

6. (a)	Articles of Incorporation of PM Group Life[1]

(b)	Amended and Restated Articles of Incorporation of PL&A1

(c)	By-laws of Pacific Life & Annuity Company[1]

7.	Not applicable

8. (a)	Pacific Select Fund Participation Agreement[1]

(b)	Administrative Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (“Pacific Life”)[1]

(c)	Fund Participation Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc., American Funds Distributors, American Funds Insurance Series, and Capital Research and Management Company.[3]

(d)	Form of Exhibit B to the Pacific Select Fund Participation Agreement (to add International Small-Cap and Diversified Bond)[6]

(e)	Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement[10]

(f)	Form of BlackRock Variable Series fund, Inc. Participation Agreement[10]

(1) Amendment to Participation Agreement[14]

(g)	Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement[10]

(1) First Amendment to Participation Agreement[14]

(h)	Form of AllianceBernstein Investments, Inc. Administrative Services Agreement[10]

(i)	Form of BlackRock Distributors, Inc. Administrative Service Agreement[10]

(1) Amendment to Administrative Services Agreement[14]

(j)	Form of Franklin Templeton Services, LLC Administrative Services Agreement[10]

(1) Amendment to Administrative Services Agreement[14]

(k)	Form of AIM Variable Insurance Funds Participation Agreement[11]

(l)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement[11]

(m)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement[11]

(n)	Form of GE Investments Funds, Inc. Participation Agreement[11]

(1) Amendment to Participation Agreement[14]

(o)	Form of GE Investment Distributors, Inc. Distribution and Services Agreement (Amended and Restated)[14]

(p)	Form of Van Kampen Life Investment Trust Participation Agreement[11]

(q)	Form of Van Kampen Funds, Inc. Shareholder Service Agreement[11]

(r)	Form of Van Kampen Asset Management Administrative Services Letter Agreement[11]

(s)	Form of GE Investments Funds, Inc. Investor Services Agreement[14]

(1) First Amendment to Investor Services Agreement[14]

(t)	Form of PIMCO Variable Insurance Trust Participation Agreement[14]

(u)	Form of Allianz Global Investors Distributors LLC Selling Agreement[14]

(v)	Form of PIMCO LLC Services Agreement[14]

9.	Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of Contracts being registered.[1]

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors[14]

11.	Not applicable

12.	Not applicable

13.	Pacific Odyssey—Performance Calculations[1]

14.	Powers of Attorney

[1]	Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein.
[2]	Included in Registration Statement on Form N-4/A, File No. 333-100907, Accession No. 0000892569-05-000070, filed on February 17, 2005 and incorporated by reference herein.
[3]	Included in Registration Statement on Form N-4/B, File No. 333-71081, Accession No. 0000892569-05-000248, filed on April 18, 2005, and incorporated by reference herein.
[4]	Included in Registration Statement on Form N-4/B, File No. 333-100907, Accession No. 0000892569-05-000249, filed on April 18, 2005, and incorporated by reference herein.
[5]	Included in Registration Statement on Form N-4/A, File No. 333-100907, Accession No. 0000892569-05-000912, filed on October 17, 2005, and incorporated by reference herein.

[6]	Included in Registration Statement on Form N-4/B, File No. 333-100907, Accession No. 0000892569-06-000558, filed on April 20, 2006, and incorporated by reference herein.
[7]	Included in Registrant’s Form N-4/A, File No. 333-100907, Accession No. 0000892569-06-001254, filed on October 19, 2006 and incorporated by reference herein.
[8]	Included in Registrant’s Form N-4/B, File No. 333-100907, Accession No. 0000892569-07-000470, filed on April 19, 2007, and incorporated by reference herein.
[9]	Included in Registrant’s Form N-4/B, File No. 333-100907, Accession No. 0000892569-07-001581, filed on December 28, 2007, and incorporated by reference herein.

[10]	Included in Registrant’s Form N-4/B, File No. 333-100907, Accession No. 0000892569-08-001273, filed on September 11, 2008, and incorporated by reference herein.

[11]	Included in Registrant’s Form N-4/B, File No. 333-100907, Accession No. 0000892569-08-001553, filed on December 4, 2008, and incorporated by reference herein.

[12]	Included in Registrant’s Form N-4/B, File No. 333-100907, Accession No. 0000892569-09-000474, filed on April 23, 2009, and incorporated by reference herein.

[13]	Included in Registrant’s Form N-4/B, File No. 333-100907, Accession No. 0000950123-09-070786, filed on December 15, 2009, and incorporated by reference herein.

[14]	Included in Registrant’s Form N-4/B, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein.

     Item 25. Directors and Officers of Pacific Life & Annuity Company

Positions and Offices
Name and Address	with Pacific Life & Annuity Company
James T. Morris	Director, Chairman, President and Chief Executive Officer
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Secretary
Edward R. Byrd	Senior Vice President and Chief Accounting Officer
Brian D. Klemens	Vice President and Controller
Dewey P. Bushaw	Executive Vice President
Denis P. Kalscheur	Senior Vice President and Treasurer
Mark W. Holmlund	Director, Executive Vice President, and Chief Investment Officer

The address for each of the persons listed above is as follows:

700 Newport Center Drive Newport Beach, California 92660

Item 26.	Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED
ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

     Item 27. Number of Contractholders

Pacific Odyssey — Approximately	17 Qualified
28 Non Qualified

     Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD), formerly called Pacific Mutual Distributors, Inc. (PMD) provides substantially as follows:

Pacific Life & Annuity Company hereby agrees to indemnify and hold harmless PMD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life & Annuity Company or the Separate Account. Pacific Life & Annuity Company shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life & Annuity Company be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PMD.

PMD hereby agrees to indemnify and hold harmless Pacific Life & Annuity Company, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PMD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PMD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc. (PSD), formerly called Pacific Mutual Distributors, Inc. (PMD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life & Annuity Company and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life & Annuity Company and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b)(i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life & Annuity Company or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life & Annuity Company or PSD or that, although previously approved in writing by Pacific Life & Annuity Company or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

     Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

     Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.

     Item 31. Management Services

Not applicable

     Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company, the sponsoring insurance company of the Registrant represents that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 17th day of September, 2010.

SEPARATE ACCOUNT A (Registrant)
By:	PACIFIC LIFE & ANNUITY COMPANY

By:
James T. Morris*
Director, Chairman, President and Chief Executive Officer

By:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman, President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

James T. Morris*	Director, Chairman, President and Chief Executive Officer	September 17, 2010
Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	September 17, 2010
Sharon A. Cheever*	Director, Senior Vice President and General Counsel	September 17, 2010
Audrey L. Milfs*	Director, Vice President and Secretary	September 17, 2010
Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	September 17, 2010
Brian D. Klemens*	Vice President and Controller	September 17, 2010
Dewey P. Bushaw*	Executive Vice President	September 17, 2010
Denis P. Kalscheur*	Senior Vice President and Treasurer	September 17, 2010
Mark W. Holmlund*	Director, Executive Vice President and Chief Investment Officer	September 17, 2010

*By:	/s/ SHARON A. CHEEVER	September 17, 2010

Sharon A. Cheever
as attorney-in-fact
(Powers of Attorney are contained in this Registration Statement as Exhibit 14.)